Production Stripping Costs	6 Months Ended
Jun. 30, 2011
Production Stripping Costs
Production Stripping Costs

7. Production stripping costs:

The following schedule provides a rollforward of the carrying values for production stripping costs for the six months ended June 30, 2011 and twelve months ended December 31, 2010:

	June 30	December 31
	2011	2010
Balance, beginning of the period	$ 4,493,200	$ 467,300
Production stripping costs capitalized	1,967,000	4,481,300
Amortization	(999,800)	(455,400)

Balance, end of the period	$ 5,460,400	$ 4,493,200